CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Shares to be issued	Warrants	Special warrants - compensation options	Broker warrants	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2019	€ 40,204		€ 1,565	€ 660		€ 11,064	€ (46,665)	€ (212)	€ 6,616
Issue of securities upon Public Offering, net of issuance costs (in shares)	10,086		1,642		€ 399				12,127
Shares to be issued upon completion of Oryx earn-out		€ 22,000							22,000
Shares issued upon completion of private placement, net of issuance costs		608							608
Exercise of deferred stock units	219					(219)
Exercise of stock options	27					(9)			18
Exercise of warrants	10,708		(1,168)						9,540
Expiry of warrants			(526)			526
Exercise of special warrants - broker compensation options	1,060		129	€ (660)					529
Share-based compensation						2,963			2,963
Net loss for the period							(14,566)		(14,566)
Other comprehensive income								62	62
Ending Balance at Dec. 31, 2020	62,304	22,608	1,642		399	14,325	(61,231)	(150)	39,897
Shares to be issued upon completion of Oryx earn-out	22,000	(22,000)
Shares issued upon completion of private placement, net of issuance costs	1,918	(608)							1,310
Shares to be issued as deferred consideration		13,746							13,746
Exercise of restricted share units	267					(267)
Exercise of stock options	983					(347)			636
Exercise of warrants	11,916		(1,831)						10,085
Expiry of warrants			(7)			7
Exercise of broker warrants	897		€ 196		(361)				732
Share-based compensation						4,667			4,667
Net loss for the period							(7,512)		(7,512)
Other comprehensive income								2,634	2,634
Ending Balance at Dec. 31, 2021	€ 100,285	€ 13,746			€ 38	€ 18,385	€ (68,743)	€ 2,484	€ 66,195